Authorisation of Financial Statements	12 Months Ended
Dec. 31, 2023
Authorisation of Financial Statements
Authorisation of Financial Statements

Note 30

Authorisation of Financial Statements

These financial statements were authorised for issue in accordance with a resolution of the Board of Directors and Executive Management of Cadeler A/S on 26 March 2024 and will be recommend for approval by the shareholders of the Company at the annual general meeting to be held on 23 April 2024.